Supplement dated January 15, 2010 to your Prospectus dated May 1, 2009

Separate Account Eleven:

333-72042	HV-5776	PremierSolutions (Cornerstone)
	HV-5795	PremierSolutions (Standard — Series A)
	HV-6775	PremierSolutions (Cornerstone — Series II)
	HV-6779	PremierSolutions (Standard — Series A-II)
	HV-7969	PremierSolutions (State of Iowa Retirement Investors Club 403(b))

333-151805	HV-6776	Premier Innovations(SM)
	HV-6777	Hartford 403(b) Cornerstone Innovations(SM)
	HV-6778	Premier Innovations(SM) (Series II)

Supplement dated January 15, 2010 to your Prospectus dated May 1, 2009

FUND CLOSURE

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Effective January 19, 2010 the Alger SmallCap Growth Institutional Fund Sub-Account is closed to new and subsequent Contributions and transfers of Participant Account value.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.